SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deferred subsidies (used) received to finance additions to property, plant and equipment	$ (123.1)	$ 162.4
Buildings and leasehold improvements | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of plant, property and equipment	5 years
Buildings and leasehold improvements | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of plant, property and equipment	40 years
Furniture and equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of plant, property and equipment	3 years
Furniture and equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of plant, property and equipment	7 years
Telecommunication networks | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of plant, property and equipment	3 years
Telecommunication networks | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of plant, property and equipment	20 years